Financial Risk Factors and Risk Management - Interest Rate Sensitivity (Details) - Interest Rate - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives held within a designated fair value hedge relationship
Financial Risk Factors and Risk Management
Upward yield curve	€ (46)	€ (46)	€ (46)
Downward yield curve	46	46	46
Variable-rate financing
Financial Risk Factors and Risk Management
Effect of upward shift in exchange rates, assets, on financial income, net	0	(4)	0
Effect of downward shift in exchange rates, assets, on financial income, net	0	4	0
Variable-rate investments
Financial Risk Factors and Risk Management
Effect of upward shift in exchange rates, assets, on financial income, net	34	47	32
Effect of downward shift in exchange rates, assets, on financial income, net	€ (34)	€ (47)	€ (32)
U.S. dollar | Derivatives held within a designated fair value hedge relationship
Financial Risk Factors and Risk Management
Upward yield curve (as a percent)	100.00%	100.00%	100.00%
Downward yield curve (as a percent)	100.00%	100.00%	100.00%
U.S. dollar | Variable-rate financing
Financial Risk Factors and Risk Management
Upward shift, assets (in percent)	100.00%	100.00%	100.00%
Downward shift, assets (in percent)	100.00%	100.00%	100.00%
U.S. dollar | Variable-rate investments
Financial Risk Factors and Risk Management
Upward shift, assets (in percent)	100.00%	100.00%	100.00%
Downward shift, assets (in percent)	100.00%	100.00%	100.00%
EUR | Derivatives held within a designated fair value hedge relationship
Financial Risk Factors and Risk Management
Upward yield curve (as a percent)	100.00%	100.00%	100.00%
Downward yield curve (as a percent)	100.00%	100.00%	100.00%
EUR | Variable-rate financing
Financial Risk Factors and Risk Management
Upward shift, assets (in percent)	100.00%	100.00%	100.00%
Downward shift, assets (in percent)	100.00%	100.00%	100.00%
EUR | Variable-rate investments
Financial Risk Factors and Risk Management
Upward shift, assets (in percent)	100.00%	100.00%	100.00%
Downward shift, assets (in percent)	100.00%	100.00%	100.00%